OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2018	2017
Day 1 gain deferred revenue (1)	63,834	72,138
Deferred commissioning period revenue (2)	27,076	—
Pension obligations (see note 24)	32,972	37,537
Guarantees issued to Golar Partners and Golar Power (see note 28)	14,770	11,429
Other (3)	6,912	11,444
	145,564	132,548

(1) This represents the corresponding liability upon recognition of the LTA derivative asset. This deferred gain is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the customer's acceptance of the Hilli. The initial amount recognized was $79.6 million, of which $63.8 million is non-current at December 31, 2018. The current portion of the Day 1 gain deferred revenue is included in "Other current liabilities" (see note 22).

(2) This represents customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, which is considered an upfront payment for services. These amounts billed are recognized as part of "Liquefaction services revenue" in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the customer's acceptance of the Hilli. The initial amount recognized was $33.8 million, of which $27.1 million is non-current at December 31, 2018. The current portion of Deferred commissioning period billing is included in "Other current liabilities" (see note 22).

(3) Included in "Other" is an asset retirement obligation of $4.4 million and $9.8 million for the years ended December 31, 2018 and 2017, respectively. The reduction of $5.4 million in the current year is as a result of a change in the estimated date on which the obligation will be settled, which resulted in a decrease of $5.6 million in the provision, partially offset by $0.2 million of accretion recognized for the current year ended December 31, 2018. The corresponding asset of $4.4 million is recorded within vessels and equipment, net (see note 18).